SEC File Nos.
                                                                    811-66
                                                                   2-10758

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 86  (X)
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 25   (X)

                           AMERICAN BALANCED FUND, INC.
               (Exact name of registrant as specified in charter)
  P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
              (Address of principal executive offices) (Zip Code)
        Registrant's Telephone Number, Including Area Code:  (415) 421-9360

                                 Patrick F. Quan
                                    Secretary
                          American Balanced Fund, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                           San Francisco, California 94120
                    (Name and address of agent for service)

                                    Copy to:
                           Robert E. Carlson, Esq.
                   Paul, Hastings, Janofsky & Walker, LLP
                           555 South Flower Street
                         Los Angeles, California 90071

                    The Registrant has filed a declaration
                        pursuant to Rule 24f-2.  On
                    January 21, 1998, it filed its 24f-2
                          Notice for fiscal 1997.

                 Approximate date of proposed public offering:
                  [X] It is proposed that this filing will
                      become effective on March 1, 1999
                     pursuant to paragraph (a) of Rule 485.

                             American Balanced Fund




                                   PROSPECTUS

                                 MARCH 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR
COMPLETE.   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AMERICAN BALANCED FUND, INC.
One Market
Steuart Tower, Suite 1800
San Francisco, CA 94105

TICKER SYMBOL: ABALX  NEWSPAPER ABBREV.: A Bal  FUND NO.: 11

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses of the Fund
Investment Objectives, Strategies and Risks
Year 2000
Management and Organization
Shareholder information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights

RISK/RETURN SUMMARY

The fund strives to provide you with conservation of capital, current income, and long-term growth of both capital and income. The fund invests primarily in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in markets or economies. The prices of equity securities held by the fund may be affected by events involving the issuers of these securities. The values of debt securities may be affected by changing interest rates and credit ratings.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

The fund's highest/lowest quarterly results during this time period were:
- HIGHEST  xx.xx%  (quarter ended xx, 19xx)
- LOWEST   xx.xx%  (quarter ended xx, 19xx)

For periods ended December 31, 1998:

AVERAGE ANNUAL        THE FUND          S&P500 /2/        LEHMAN
TOTAL RETURN          WITH MAXIMUM                        BROTHERS
                      SALES CHARGE                        AGGREGATE BOND
                      DEDUCTED /1/                        INDEX /3/

One Year              xx.xx%            xx.xx%            xx.xx%

Five Years            xx.xx%            xx.xx%            xx.xx%

Ten Years             xx.xx%            xx.xx%            xx.xx%

Lifetime /4/          xx.xx%            xx.xx%            xx.xx% /5/



Yield /1/: x.xx%
(For current yield information call American FundsLine(r) at 1-800-325-3590)

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 5.75% BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.
/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.
/3/ LEHMAN BROTHERS AGGREGATE BOND INDEX REPRESENTS INVESTMENT GRADE DEBT.
THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.
/4/ FOR THE PERIOD BEGINNING JULY 26, 1975 (WHEN CAPITAL RESEARCH AND MANAGEMENT COMPANY BECAME THE FUND'S INVESTMENT ADVISER).
/5/ LEHMAN BROTHERS AGGREGATE BOND INDEX DID NOT EXIST UNTIL DECEMBER 31, 1975. FOR THE PERIOD BETWEEN JULY 31, 1975 AND DECEMBER 31, 1975, LEHMAN BROTHERS/GOVERNMENT CORPORATE BOND INDEX RESULTS WERE USED. THE LEHMAN BROTHERS INDEXES ARE BASED ON JULY 31, 1975 INDEX VALUES.

These results illustrate the potential fluctuations on the fund's results over shorter periods of time. Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.
SHAREHOLDER FEES

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES                  5.75% /1/
(AS A PERCENTAGE OF OFFERING PRICE)

 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS      0%

 MAXIMUM DEFERRED SALES CHARGE                             0% /2/

 REDEMPTION OR EXCHANGE FEES                               0%


/1/  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE. ANNUAL FUND OPERATING EXPENSES

MANAGEMENT FEES                                            0.00%

 SERVICE (12B-1) FEES                                      0.00%*

 OTHER EXPENSES                                            0.00%



TOTAL ANNUAL FUND OPERATING EXPENSES    0.00%

*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                                                   $xx

 Three Years                                               $xx

 Five Years                                                $xx

 Ten Years                                                 $xx



INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The investment objectives of the fund are: (1) conservation of capital, (2) current income, and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests primarily in a broad range of securities, including stocks and bonds.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The values of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The fund may also hold a substantial portion of its portfolio in cash or cash equivalents, for example, in response to abnormal market conditions. The extent of the fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. This may detract from the achievement of the fund's objectives over the short-term, or may protect the fund during a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the Statement of Additional Information.

The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, December 31, 1998.

Asset Mix [pie chart]
Largest Industry Holdings [table]
Largest Individual Equity Holdings [table]
Bond Holdings by Quality Category [table]

BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO
TIME.

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Balanced Fund are listed on the following page.

                                                        APPROXIMATE YEARS OF
                                                        EXPERIENCE AS AN
                                                        INVESTMENT
                                                        PROFESSIONAL
                                                        (INCLUDING THE LAST
                                                        FIVE YEARS)

PORTFOLIO         PRIMARY         YEARS OF              WITH CAPITAL      TOTAL
COUNSELORS        TITLE(S)        EXPERIENCE AS         RESEARCH AND      YEARS
FOR AMERICAN                      PORTFOLIO             MANAGEMENT
BALANCED                          COUNSELOR (AND        COMPANY OR
FUND                              RESEARCH              AFFILIATES
                                  PROFESSIONAL,
                                  IF APPLICABLE)
                                  FOR AMERICAN
                                  BALANCED FUND
                                  (APPROXIMATE)

Robert G.         President       13 years (plus        24 years          27 years
O'Donnell         and             14 years as a
                  Director        research
                  of the          professional
                  fund.           prior to
                  Senior          becoming a
                  Vice            portfolio
                  President       counselor for
                  and             the fund)*
                  Director,
                  Capital
                  Research
                  and
                  Management
                  Company

Abner D.          Senior          24 years              32 years          47 years
Goldstine         Vice
                  President
                  of the
                  fund.
                  Senior
                  Vice
                  President
                  and
                  Director,
                  Capital
                  Research
                  and
                  Management
                  Company

J. Dale           Vice            3 years               8 years           10 years
Harvey            President
                  of the
                  fund. Vice
                  President,
                  Capital
                  Research
                  Company +

Victor M.         Senior          3 years**             24 years          37 years
Parachini         Vice
                  President,
                  Capital
                  Research
                  and
                  Management
                  Company

John H. Smet      Vice            1 year                16 years          17 years
                  President,
                  Capital
                  Research
                  and
                  Management
                  Company



Capital Research and Management Company has been the fund's investment adviser since July 26, 1975.

+ Company affiliated with Capital Research and Management Company.

* Prior to July 26, 1975, Mr. O'Donnell was a research professional with American Express Investment Management Company, the fund's previous investment adviser.

** Prior to July 26, 1975, Mr. Parachini was a portfolio counselor with American Express Investment Management Company, the fund's previous investment adviser.

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 a.m. to 8 p.m. ET):
                                  800/421-0180

(Insert Service Center Map)

WESTERN SERVICE CENTER               EASTERN CENTRAL SERVICE CENTER
American Funds Service Company       American Funds Service Company
P.O. Box 2205                        P.O. Box 6007
Brea, California                     Indianapolis, Indiana
92822-2205                           46206-6007
Fax:  714/671-7080                   Fax:  317/735-6620

WESTERN CENTRAL SERVICE CENTER       EASTERN SERVICE CENTER
American Funds Service Company       American Funds Service Company
P.O. Box 659522                      P.O. Box 2280
San Antonio, Texas                   Norfolk, Virginia
78265-9522                           23501-2280
Fax:  210/474-4050                   Fax:  757/670-4773




A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

To establish an account                                     $ 500
  For a retirement plan account                             $ 250
  For a retirement plan account through payroll deduction   $  25
To add to an account                                        $  50
  For a retirement plan account through payroll deduction $  25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                SALES CHARGE
                                AS A
                                PERCENTAGE OF

INVESTMENT                      OFFERING           NET                DEALER
                                PRICE              AMOUNT             CONCESSION AS %
                                                   INVESTED           OF
                                                                      OFFERING
                                                                      PRICE

 Less than $50,000              5.75%              6.10%              5.00%

$50,000 but less than           4.50%              4.71%              3.75%
$100,000

$100,000 but less than          3.50%              3.63%              2.75%
$250,000

$250,000 but less than          2.50%              2.56%              2.00%
$500,000

$500,000 but less $1            2.00%              2.04%              1.60%
million

$1 million or more and          see below          see below          see
certain other                                                         below
investments described
below



PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

Through Your Dealer (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer. Writing to American Funds Service Company

-  Requests must be signed by the registered shareholder(s)

-  A signature guarantee is required if the redemption is:
   --- Over $50,000;
   --- Made payable to someone other than the registered shareholder(s); or --- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Telephoning or Faxing American Funds Service Company, or by using American FundsLine(r) or American FundsLine OnLine(r):

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day

-  Checks must be made payable to the registered shareholder

- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually in February, May, August and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.


Year ended December 31

                                                              -----     -----      -----      -----      -----

                                                              1998      1997       1996       1995       1994

                                                              -----     -----      -----      -----      -----



Net Asset Value, Beginning of Year                                      14.55      14.15      12.00      12.57

                                                              -----     -----      -----      -----      -----

 Income from Investment Operations:

  Net Investment Income                                                 0.58       0.57       0.57       0.57

  Net Gains or Losses on Securities

   (both realized and unrealized)                                       2.41       1.24       2.61       (0.53)

                                                              -----     -----      -----      -----      -----

   Total From

    Investment Operations                                               2.99       1.81       3.18       .04

                                                              -----     -----      -----      -----      -----

 Less Distributions:

  Dividends (from net investment income)                                (.56)      (.56)      (.56)      (.56)

  Dividends (from capital gains)                                        (1.30)     (.85)      (.47)      (.05)

                                                              -----     -----      -----      -----      -----

   Total Distributions                                                  (1.86)     (1.41)     (1.03)     (.61)

                                                              -----     -----      -----      -----      -----

Net Asset Value, End of Period                                          $15.68     $14.55     $14.15     $12.00

                                                              =====     =====      =====      =====      =====



Total Return (1)                                                        21.04%     13.17%     27.13%     .34%





Ratios/Supplemental Data:

 Net Assets, End of Period

  (in millions)                                                         $5,036     $3,941     $3,048     $2,082

 Ratio of Expenses to Average

  Net Assets                                                            .65%       .67%       .67%       .68%

 Ratio of Net Income to Average

  Net Assets                                                            3.74%      4.01%      4.38%      4.76%

 Portfolio Turnover Rate                                                44.01%     43.85%     39.03%     32.05%


1 Excludes maximum sales charge of 5.75%.

FOR SHAREHOLDER        FOR RETIREMENT PLAN            FOR DEALER

SERVICES               SERVICES                       SERVICES

American Funds         Call your employer or          American Funds

Service Company        plan administrator             Distributors

800/421-0180                                          800/421-9900 ext.11


                      FOR 24-HOUR INFORMATION
American              American Funds
FundsLine(r)          Internet Web site
800/325-3590          http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investments results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent auditors' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.

To request a free copy of any of the documents above:

Call American Funds  or  Write to the Secretary of the fund
Service Company          P.O. Box 7650
800/421-0180   ext.1     San Francisco, CA  94120

Investment Company File No. 2-10758

                          AMERICAN BALANCED FUND, INC.

                                     Part B
                       Statement of Additional Information

                                  MARCH 1, 1999

 This document is not a prospectus but should be read in conjunction with the current Prospectus of American Balanced Fund, Inc. (the fund or AMBAL) dated March 1, 1999. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            American Balanced Fund, Inc.
                               Attention:  Secretary
                              One Market, Steuart Tower
                                    P.O. Box 7650
                               San Francisco, CA  94120

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

        Table of Contents

        Item                                                        Page No.

        CERTAIN INVESTMENT LIMITATIONS                                   1
        DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES      2
        FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS                 6
        FUND ORGANIZATION AND VOTING RIGHTS                              8
        FUND OFFICERS AND DIRECTORS                                      9
        MANAGEMENT                                                      14
        DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                      16
        PURCHASE OF SHARES                                              19
        SELLING SHARES                                                  25
        SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                     27
        EXECUTION OF PORTFOLIO TRANSACTIONS                             29
        GENERAL INFORMATION                                             30
        INVESTMENT RESULTS AND RELATED STATISTICS                       31
        DESCRIPTION OF BOND RATINGS                                     37
        FINANCIAL STATEMENTS                                      ATTACHED

                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES

- The fund will invest at least 50% of the value of its assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

DEBT SECURITIES

- The fund will invest at least 25% of the value of its assets in debt securities, rated Baa or better by Moody's Investors Services, Inc. or BBB or better by Standard & Poor's Corporation, or in unrated securities determined to be of equivalent quality.

NON-U.S. SECURITIES

- The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

 The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions. The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."

  EQUITY SECURITIES -- The fund will invest in equity securities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

 DEBT SECURITIES -- The fund will invest in debt securities. Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

 The fund may invest in debt securities which are rated in the top four quality categories by any national rating service (or unrated but determined to be of equivalent quality by Capital Research and Management Company) including bonds rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc. Although the fund is not normally required to dispose of a security in the event that its rating is reduced below the current minimum rating required for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities (also known as "high-yield, high-risk securities"), the fund will dispose of the excess as expeditiously as possible.

 OTHER SECURITIES -- The fund may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non- convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

 Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

 U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

 Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

 PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

 "Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

 Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

 "Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages, mortgage-backed securities or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

 "Commercial mortgage-backed securities" are backed by commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

 "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the bonds' effective maturities.

 CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit (interest bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) , (3) savings association and savings bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, at the time of purchase, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, at the time of purchase, or that may be redeemed, in one year or less.

 FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

 The fund also may enter into "roll" transactions, which consist of the sale of mortgage-backed securities or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.

 WARRANTS AND RIGHTS -- The fund may acquire warrants, which are issued as a unit together with a bond or preferred stock. Warrants generally entitle the holder to buy common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. The fund may also acquire rights, which are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights generally expire in less than four weeks.

 INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

 Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

 REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

 INVESTING IN VARIOUS COUNTRIES -- The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

 The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

 Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

 RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors taking into account factors such as frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

 PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

 The fund has adopted certain fundamental policies and investment restrictions which cannot be changed without shareholder approval. (Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting or the vote of more than 50% of the outstanding voting securities, whichever is less.) Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

     1. To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

 2. To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

 3. Not to invest in companies for the purpose of exercising control or management.

 4. Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. Government).

 5. Not to acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

 6. Not to borrow more than 5% of the gross assets of the fund taken at cost or at value, whichever is lower, and to borrow only from banks and as a temporary measure for extraordinary or emergency purposes. The fund shall not mortgage, pledge, hypothecate, or in any other manner transfer as security for any indebtedness, any of its assets.

 7. Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

 8. Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

 9. Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

 10. Not to purchase or sell commodities or commodity contracts.

 11. Not to participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

 12. Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

 13. Not to effect short sales of securities.

 14. Not to purchase from or sell securities to the Investment Adviser or the Principal Underwriter or their officers or directors, the fund's officers or directors, and any companies of which they are affiliates, except in connection with (i) an exercise of rights concerning securities owned by the fund, (ii) the reorganization, recapitalization, consolidation or merger of a company whose securities are owned by the fund, (iii) a transaction in fund shares, or
(iv) a permitted transaction with other investment companies advised by the Investment Adviser.

 15. Not to knowingly invest in securities of other managed investment companies, or, in any event, invest in securities of managed registered investment companies, except in connection with a merger, consolidation, acquisition of assets or other reorganization approved by the fund's shareholders.

 16. Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

 17. Not to purchase or retain the securities issued by a corporation any of whose officers, directors or shareholders is an officer or director of the fund or the Investment Adviser if, after such purchase, one or more of such officers and directors owning beneficially more than 1/2 of 1% of the securities of such corporation together own beneficially more than 5% of such securities.

 18. Not to write, purchase or sell options.

 For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. Notwithstanding Investment Restriction #15, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

                      FUND ORGANIZATION AND VOTING RIGHTS

 The fund is an open-end, diversified management investment company. It was organized as a Delaware corporation on September 6, 1932, and reincorporated in Maryland on February 2, 1990.

 All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Fund Directors and Officers" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

 The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

                          FUND OFFICERS AND DIRECTORS
                      Directors and Director Compensation

NAME,                         POSITION        PRINCIPAL                 AGGREGATE          TOTAL                 TOTAL
ADDRESS                       WITH            OCCUPATION(S)             COMPENSATION       COMPENSATION          NUMBER
AND AGE                       REGISTRANT      DURING PAST 5             (INCLUDING         (INCLUDING            OF FUND
                                              YEARS                     VOLUNTARILY        VOLUNTARILY           BOARDS ON
                                                                        DEFERRED           DEFERRED              WHICH
                                                                        COMPENSATION       COMPENSATION)         DIRECTOR
                                                                        /1/) FROM          FROM ALL FUNDS        SERVES
                                                                        THE FUND           MANAGED BY            /3/
                                                                        DURING             CAPITAL
                                                                        FISCAL             RESEARCH AND
                                                                        YEAR ENDED         MANAGEMENT
                                                                        12/31/98           COMPANY OR ITS
                                                                                           AFFILIATES /2/
                                                                                           FOR THE YEAR
                                                                                           ENDED 12/31/98

Robert A. Fox                 Director        President and             $______/4/         $______/4/
P.O. Box 457                                  Chief Executive                                                    6
1000 Davis Street                             Officer, Foster
Livingston, CA 95334                          Farms
Age:  61

Roberta L. Hazard             Director        Consultant; Rear          $______
1419 Audmar Drive                             Admiral, United                              $______               4
McLean, VA 22101                              States Navy
Age:  64                                      (Retired).

Leonade D. Jones              Director        Former Treasurer,         $______/4/         $______/4/
1536 Los Montes Drive                         The Washington                                                     6
Burlingame, CA 94010                          Post Company.
Age:  51

John G. McDonald              Director        The IBJ Professor         $______/4/         $_______/4/
Graduate School of                            of Finance,                                                        7
Business                                      Graduate School of
Stanford University                           Business,
Stanford, CA 94305                            Stanford
Age:  61                                      University.

+Robert G. O'Donnell          President       Senior Vice               None/5/            None/5/
P.O. Box 7650                 and             President and                                                      1
San Francisco, CA             Director        Director, Capital
94120                                         Research and
Age:  54                                      Management Company

+James W. Ratzlaff            Director        Senior Partner,           None/5/            None/5/
333 South Hope Street                         The Capital Group                                                  8
Los Angeles, CA 90071                         Partners L.P.
Age:  62

Henry E. Riggs                Director        President, Keck           $______/4/         $______/4/
1263 North Dartmouth                          Graduate Institute                                                 5
Claremont, CA  91711                          of Applied Life
Age:  64                                      Sciences; former,
                                              President and
                                              Professor of
                                              Engineering,
                                              Harvey Mudd
                                              College.

+Walter P. Stern              Chairman        Chairman, Capital         None/5/            None/5/
630 Fifth Avenue              of the          Group                                                              5
New York, NY 10111            Board           International,
Age:  70                                      Inc.; Vice
                                              Chairman, Capital
                                              Research
                                              International;
                                              Chairman, Capital
                                              International,
                                              Inc.; Director,
                                              Temple-Inland Inc.
                                              (forest products).

Patricia K. Woolf             Director        Private investor;
506 Quaker Road                               Lecturer,                 $______            $______               6
Princeton, NJ 08540                           Department of
Age:  64                                      Molecular Biology,
                                              Princeton
                                              University.


+ Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent of the Investment Adviser, The Capital Group Companies, Inc..

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the Fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments whose shareholders are limited to
(i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Includes funds managed by Capital Research and Management Company and affiliates.

/4/ Since the deferred compensation plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended December 31, 1998 for participating Directors are as follows:
Robert A. Fox ($_______), Leonade D. Jones ($______), John G. McDonald ($______) and Henry E. Riggs ($______). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/5/ Robert G. O'Donnell, James W. Ratzlaff and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.
                                    OFFICERS

NAME AND ADDRESS                AGE      POSITION(S)      PRINCIPAL
                                         HELD WITH        OCCUPATION(S)
                                         REGISTRANT       DURING PAST 5
                                                          YEARS (POSITIONS
                                                          WITHIN THE
                                                          ORGANIZATIONS
                                                          LISTED MAY HAVE
                                                          CHANGED DURING
                                                          THIS PERIOD)

Walter P. Stern
(see above)

Robert G. O'Donnell
(see above)

Abner D. Goldstine              69       Senior Vice      Senior Vice
11100 Santa Monica Blvd.                 President        President and
Los Angeles, CA 90025                                     Director, Capital
                                                          Research and
                                                          Management Company

Paul G. Haaga, Jr.              50       Senior Vice      Executive Vice
333 South Hope Street                    President        President and
Los Angeles, CA 90071                                     Director, Capital
                                                          Research and
                                                          Management
                                                          Company; Director,
                                                          American Funds
                                                          Service Company;
                                                          Director, American
                                                          Funds
                                                          Distributors, Inc.

J. Dale Harvey                  33       Vice             Vice President,
333 South Hope Street                    President        Capital Research
Los Angeles, CA 90071                                     Company

Eric S. Richter                 38       Vice             Senior Vice
3000 K Street, N.W.,                     President        President and
Suite 230                                                 Director, Capital
Washington, D.C. 20007                                    Research Company

Patrick F. Quan                 40       Secretary        Vice President,
P.O. Box 7650                                             Fund Business
San Francisco, CA 94120                                   Management Group,
                                                          Capital Research
                                                          and Management Company

Anthony W. Hynes, Jr.           36       Treasurer        Vice President -
135 South State College                                   Fund Business
Blvd.                                                     Management Group,
Brea, CA 92821                                            Capital Research
                                                          and Management
                                                          Company

R. Marcia Gould                 44       Assistant        Vice President,
135 South State College                  Treasurer        Fund Business
Blvd.                                                     Management Group,
Brea, CA 92821                                            Capital Research
                                                          and Management
                                                          Company



 All of the directors and officers, except for Messrs. Harvey and Richter, are also officers and/or directors and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser. No compensation is paid by the fund to any officer or director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $10,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of December 31, 1998 the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

 INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

 INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser, dated July 1, 1993, and approved by the shareholders on June 22, 1993, was amended by the Board of Directors effective on November 1, 1997. Its renewal was approved by the unanimous vote of the Board of Directors of the fund on December 9, 1998. The Agreement will be in effect until the close of business on December 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in said Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment (as defined in said Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund relating to the services furnished by the Investment Adviser. The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

 The Investment Adviser receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's average net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, 0.262% of such assets over $4 billion to $6.5 billion, 0.255% of such assets over $6.5 billion to $10.5 billion, and 0.25% of such assets over $10.5 billion.

 The Agreement provides for an advisory fee reduction to the extent that the fund's annual ordinary operating expenses exceed 1-1/2% of the first $30 million of the average net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

 During the years ended December 31, 1998, 1997 and 1996, the Investment Adviser received from the fund advisory fees of $__________, $13,618,000 and $10,835,000, respectively.

 PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the year ended December 31, 1998 amounted to $_________ after allowance of $__________ to dealers. During the years ended December 31, 1997 and 1996 the Principal Underwriter retained $2,659,000 and $2,545,000, after allowance of $13,062,000 and $12,512,000 to dealers, respectively.

 As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the Board of Directors, and separately by a majority of the directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested" persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

 Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, or a community foundation).

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended December 31, 1998, the fund paid or accrued $__________ for compensation to dealers under the Plan.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank may no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements, and has elected the tax status, of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income, it will be taxed only on that portion of such investment company taxable income that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

 Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

 Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent that the fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Not more than 50% of the total assets of the fund is expected to consist of securities of foreign issuers. Therefore, the fund will not be eligible to elect to "pass through" foreign tax credits to shareholders and, to the extent the fund does pay foreign withholding or other foreign taxes on investments in foreign securities, shareholders will not be able to deduct their pro rata shares of such taxes in computing their taxable income and will not be able to take their shares of such taxes as a credit against their U.S. income taxes.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a foreign shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate generally applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for the year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                               PURCHASE OF SHARES

METHOD                   INITIAL INVESTMENT                     ADDITIONAL INVESTMENTS

                         See "Investment Minimums and           $50 minimum (except where a lower
                         Fund Numbers" for initial              minimum is noted under "Investment
                         investment minimums.                   Minimums and Fund Numbers").

By contacting            Visit any investment dealer who        Mail directly to your investment
your investment          is registered in the state             dealer's address printed on your
dealer                   where the purchase is made and         account statement.
                         who has a sales agreement with
                         American Funds Distributors.

By mail                  Make your check payable to the         Fill out the account additions form
                         fund and mail to the address           at the bottom of a recent account
                         indicated on the account               statement, make your check payable
                         application.  Please indicate          to the fund, write your account
                         an investment dealer on the            number on your check, and mail
                         account application.                   the check and form in the envelope
                                                                provided with your account
                                                                statement.

By telephone             Please contact your investment         Complete the "Investments by Phone"
                         dealer to open account, then           section on the account application
                         follow the procedures for              or American FundsLink Authorization
                         additional investments.                Form. Once you establish the
                                                                privilege, you, your financial
                                                                advisor or any person with your
                                                                account information can call
                                                                American FundsLine(R) and make
                                                                investments by telephone (subject
                                                                to conditions noted in "Telephone
                                                                and Computer Purchases, Sales and
                                                                Exchanges" in the prospectus).

By computer              Please contact your investment         Complete the American FundsLink
                         dealer to open account, then           Authorization Form.  Once you
                         follow the procedures for              establish the privilege, you, your
                         additional investments.                financial advisor or any person
                                                                with your account information may
                                                                access American FundsLine
                                                                OnLine(SM) on the Internet and make
                                                                investments by computer (subject to
                                                                conditions noted in "Telephone and
                                                                Computer Purchases, Redemptions and
                                                                Exchanges" below).

By wire                  Call 800/421-0180 to obtain            Your bank should wire your
                         your account number(s), if             additional investments in the same
                         necessary.  Please indicate an         manner as described under "Initial
                         investment dealer on the               Investment."
                         account.  Instruct your bank to
                         wire funds to:
                         Wells Fargo Bank
                         155 Fifth Street
                         Sixth Floor
                         San Francisco, CA 94106
                         (ABA #121000248)
                         For credit to the account of:
                         American Funds Service
                         Company
                         a/c #4600-076178
                         (fund name)
                         (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


 INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(SM)

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

SMALLCAP World Fund(R)                       1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(R)

American High-Income Trust(SM)               1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(SM)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(SM)

The Tax-Exempt Bond Fund of                  1,000                   19
America(R)

The Tax-Exempt Fund of                       1,000                   20
California(R)*

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(R)

The Tax-Exempt Money Fund of                 2,500                   39
America(SM)

The U.S. Treasury Money Fund of              2,500                   49
America(SM)

___________
*Available only in certain states.


 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

 DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


 PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

 In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

(1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and


(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


 DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

 OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

 REDUCING YOUR SALES CHARGE - You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company (the "Transfer Agent"). All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

 PRICE OF SHARES - Shares are purchased at the offering price next determined after the purchase order is received by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at 4:00 p.m., New York time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by the Investment Adviser (other than money market funds) are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

 Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; the fair value of all other assets is added to the value of securities at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

  - Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 -  Requests must be signed by the registered shareholder(s)
 -  A signature guarantee is required if the redemption is:

 -- Over $50,000;
 -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

 - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 - You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

 - Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

 -  Checks must be made payable to the registered shareholder(s).

 - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

  MONEY MARKET FUNDS

 - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

 - You may establish check writing privileges (use the money market funds application)

 -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

 CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and, for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

 REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

 AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

 AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

 CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:


 a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

 EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(SM) (see "American FundsLine(R) and American FundsLine OnLine(SM)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

 AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund, or (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

 AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

 ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

 AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

 TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) or computer (including American FundsLine OnLine(SM)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

 SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

 REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through its correspondent clearing agent) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

 Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

 Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, during the years ended December 31, 1998, 1997 and 1996 amounted to $_________, $2,239,000 and $3,205,000, respectively.

 The fund is required to disclose information regarding investments in the securities of broker-dealers which have certain relationships with the fund. During the last fiscal year, ___________ was among the top 10 dealers that acted as principals in portfolio transactions. The fund held equity securities of J.P. Morgan Securities Inc. in the amount of $_________ as of the close of its most recent fiscal year.

                              GENERAL INFORMATION

 CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. The Custodian may hold non-U.S. securities pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

 TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $_________ for the fiscal year ended December 31, 1998.

 INDEPENDENT AUDITORS - Deloitte & Touche LLP located at 1000 Wilshire Boulevard, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparing tax returns and reviewing certain documents of the fund to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in accounting and auditing.

 REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on December 31. It provides shareholders at least semi-annually with reports showing the investment portfolio, financial statements and other information. The annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

 YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

 PERSONAL INVESTING POLICY - The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE--DECEMBER 31, 1998

Net asset value and redemption price per share                    $_____
  (Net assets divided by shares outstanding)

Maximum offering price per share                                  $_____
  (100/94.25 of net asset value per share which takes
   into account the fund's current maximum sales
   charge.)


 REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders holding a majority of the votes entitled to be cast, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

 The fund's yield is ____% based on a 30-day (or one month) period ended December 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd+1)/6/-1]

Where: a = dividends and interest earned during the period.

       b  = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d  = the maximum offering price per share on the last day of the period.

 The fund's average annual total returns for the one, five and ten-year periods ended on December 31, 1998 were +_____%, +_____% and +_____%, respectively.
The average annual total return (T) is computed by using the value at the end of the period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

 In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

 The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses. The fund's average annual total return at net asset value for the one-, five- and ten-year periods ended on December 31, 1998 was +_____%, +_____% and +_____%, respectively.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

 The fund may include, in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks, The Standard & Poor's 500 Stock Composite Index, the Lehman Brothers Corporate Bond Index, the Lehman Brothers Aggregate Bond Index and the Salomon Brothers High-Grade Corporate Bond Index) or results of other mutual funds or investment or savings vehicles. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

 The fund may refer to results and surveys compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services and Morningstar, Inc. and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

 The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

 The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

 The investment results for AMBAL set forth below were calculated as described above. Data contained in Salomon's Market Performance and Lehman Brothers' The Bond Market Report are used to calculate cumulative total return from their base period (12/31/68 and 12/31/72, respectively) for each index. The percentage increases shown in the table below or used in published reports of the fund are obtained by subtracting the index results at the beginning of the period from the index results at the end of the period and dividing the difference by the index results at the beginning of the period.

                      AMBAL vs. Various Unmanaged Indices

10-Year            AMBAL      DJIA/1/     S&P 500/2/     Lehman            Lehman           Salomon           Average
Period                                                   Brothers          Brothers         High-Grade/5/     Savings
1/1 - 12/31                                              Corporate/3/      Aggregate/4/                       Account/6/



1989 - 1998

1988 - 1997        +238%      +452%       +424%          +158%             +141%            +180%             +55%

1987 - 1996        +190       +366        +314           +140              +125             +147              +57

1986 - 1995        +200       +360        +299           +171              +151             +192              +62

1985 - 1994        +205       +349        +282           +175              +158             +199              +69

1984 - 1993        +232       +333        +301           +233              +207             +271              +81

1983 - 1992        +246       +367        +346           +225              +203             +248              +92

1982 - 1991        +309       +452        +404           +316              +274             +353              +105

1981 - 1990        +243       +328        +267           +261              +242             +274              +116

1980 - 1989        +298       +426        +402           +236              +223             +240              +121

1979 - 1988        +252       +340        +352           +189              +187             +180              +122

1978 - 1987        +232       +289        +313           +165              +170             +153              +124

1977 - 1986        +221       +221        +264           +167              +171             +158              +125

1976 - 1985        +246       +211        +281           +173              +171             +155              +123

1975#-1984         +275       +143        +198           +134              N/A              +108              +113


________________
# Since July 26, 1975, the period in which Capital Research and Management Company has been the fund's adviser.

/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities, and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/3/ The Lehman Brothers Corporate Bond Index is comprised of all public, fixed rate, non-convertible investment grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's Investors Service, BBB by Standard & Poor's Corporation or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service.

/4/ The Lehman Brothers Aggregate Bond Index covers all sectors of the fixed income market and is a combination of the Lehman Brothers Treasury Bond Index, the Agency Bond Index, the Corporate Bond Index, the Yankee Bond Index and the Mortgage Backed Securities Index.

/5/ The Salomon Brothers High-Grade Corporate Bond Index is comprised of a sample of high-grade corporate bonds which have a rating of AAA or AA by Standard & Poor's Corporation.

/6/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

If you are considering the fund for an
Individual Retirement Account. . .

Here's how much you would have if you had invested $2,000 on January 1 of each year in AMBAL over the past 5 and 10 years:

5 years                                10 years
(1/1/94-12/31/98)                      (1/1/89-12/31/98)
$______                                $______



           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had                                    . . . and had
invested $10,000                              taken all
in AMBAL this many                            dividends and
years ago                                     capital gain
                                              distributions
                                              in shares, your
                                              investment would
                                              have been worth
                                              this much at
                                              12/31/98

|                                             |

Number                      Periods           Value
of Years                  1/1 - 12/31



1                              1998
                                              $

2                         1997-1998

3                         1996-1998

4                         1995-1998

5                         1994-1998

6                         1993-1998

7                         1992-1998

8                         1991-1998

9                         1990-1998

10                        1989-1998

11                        1988-1998

12                        1987-1998

13                        1986-1998

14                        1985-1998

15                        1984-1998

16                        1983-1998

17                        1982-1998

18                        1981-1998

19                        1980-1998

20                        1979-1998

21                        1978-1998

22                        1977-1998

23                        1976-1998

24                        1975#-1998


__________________
# Since July 26, 1975, the period in which Capital Research and Management Company has been the fund's adviser.

Illustration of a $10,000 investment in AMBAL with dividends reinvested and capital gain distributions taken in shares
(for the period under CRMC management:  July 26, 1975 - December 31, 1998)

             COST OF SHARES                                   VALUE OF SHARES

Year         Annual         Dividends        Total          From Initial     From           From           Total
Ended        Dividends      (cumulative)     Investment     Investment       Capital        Dividends      Value
Dec. 31                                      Cost                            Gains          Reinvested
                                                                             Reinvested



1975#        $  305         $   305          $10,305        $ 9,629          -              $   319        $ 9,948

1976         594            899              10,899         11,513           -              1,020          12,533

1977         656            1,555            11,555         10,990           -              1,630          12,620

1978         709            2,264            12,264         11,059           -              2,345          13,404

1979         801            3,065            13,065         11,252           -              3,175          14,427

1980         1,050          4,115            14,115         12,008           -              4,490          16,498

1981         1,303          5,418            15,418         11,609           -              5,615          17,224

1982         1,474          6,892            16,892         13,865           -              8,415          22,280

1983         1,724          8,616            18,616         15,007           -              10,862         25,869

1984         1,852          10,468           20,468         13,838           $2,484         11,969         28,291

1985         1,912          12,380           22,380         16,025           4,520          15,982         36,527

1986         2,202          14,582           24,582         14,897           10,863         16,930         42,690

1987         2,710          17,292           27,292         13,934           12,167         18,305         44,406

1988         2,780          20,072           30,072         14,388           14,035         21,700         50,123

1989         3,284          23,356           33,356         15,695           18,227         26,993         60,915

1990         3,457          26,813           36,813         14,195           17,968         27,796         59,959

1991         3,684          30,497           40,497         16,575           21,807         36,383         74,765

1992         3,816          34,313           44,313         16,891           23,986         40,976         81,853

1993         4,072          38,385           48,385         17,290           27,761         46,029         91,080

1994         4,131          42,516           52,516         16,506           26,866         48,014         91,386

1995         4,335          46,851           56,851         19,464           35,427         61,288         116,179

1996         4,684          51,535           61,535         20,014           43,703         67,758         131,475

1997         5,167          56,702           66,702         21,568           59,333         78,230         159,131

1998


The dollar amount of capital gain distributions during the period was $______.

# Since July 26, 1975, the period in which Capital Research and Management Company has been the Fund's adviser.

 EXPERIENCE OF INVESTMENT ADVISER - The Investment Adviser manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than their comparable Lipper indexes in 124 of 133 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of the Investment Adviser.

                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

 MOODY'S INVESTORS SERVICE, INC. "Aaa", "Aa", "A" and "Baa" are the four highest bond rating categories, and are described as follows:

"Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 Moody's supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of that generic rating category.

 STANDARD & POOR'S CORPORATION "AAA", "AA", "A" and "BBB" are the four highest bond rating categories, and are described as follows:

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

 Standard & Poor's applies indicators "+", no character and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                               OTHER INFORMATION

Item 23. Exhibits.

  a. On file (see SEC file nos. 811-66 and 2-10758)
  b. On file (see SEC file nos. 811-66 and 2-10758)
  c. On file (see SEC file nos. 811-66 and 2-10758)
  d. On file (see SEC file nos. 811-66 and 2-10758)
  e. On file (see SEC file nos. 811-66 and 2-10758)
  f. None
  g. On file (see SEC file nos. 811-66 and 2-10758)
  h. None
  i. Not applicable to this filing
  j. Consent of Independent Auditors--to be filed by amendment
  k. None
  l. Not applicable to this filing
  m. On file (see SEC file nos. 811-66 and 2-10758)
  n. EX-27 Financial Data Schedule (EDGAR)--to be filed by amendment
  o. None

Item 24. Persons Controlled by or under Common Control with the Fund

 None.

Item 25. Indemnification.

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

           Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

           Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

  (2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

           Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

Item 26. Business and Other Connections of the Investment Adviser.

  None.

Item 27. Principal Underwriters.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                   (2)                                    (3)



       NAME AND PRINCIPAL                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES

       BUSINESS ADDRESS                      WITH UNDERWRITER                       WITH REGISTRANT



       David L. Abzug                        Regional Vice President                None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                          Vice President                         None

       1501 N. University, Suite 227A

       Little Rock AR 72207



       Robert B. Aprison                     Vice President                         None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                    Vice President                         None



       Steven L. Barnes                      Senior Vice President                  None

       5400 Mt. Meeker

       Boulder, CO  80301



B      Carl R. Bauer                         Assistant Vice President               None



       Michelle A. Bergeron                  Vice President                         None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       Joseph T. Blair                       Senior Vice President                  None

       27 Drumlin Road

       West Simsbury, CT  06092



       John A. Blanchard                     Vice President                         None

       6421 Aberdeen Road

       Mission Hills, KS 66208



       Ian B. Bodell                         Senior Vice President                  None

       P.O. Box 1665

       Brentwood, TN 37024-1665



       Michael L. Brethower                  Senior Vice President                  None

       2320 North Austin Avenue

       Georgetown, TX  78626



       C. Alan Brown                         Regional Vice President                None

       4129 Laclede Avenue

       St. Louis, MO  63108



H      J. Peter Burns                        Vice President                         None



       Brian C. Casey                        Regional Vice President                None

       9508 Cable Drive

       Kensington, MD  20895



       Victor C. Cassato                     Senior Vice President                  None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80121



       Christopher J. Cassin                 Senior Vice President                  None

       111 W. Chicago Avenue, Suite G3

       Hinsdale, IL 60521



       Denise M. Cassin                      Vice President                         None

       1301 Stoney Creek Drive

       San Ramon, CA 94538



L      Larry P. Clemmensen                   Director                               None



L      Kevin G. Clifford                     Director, President                    None
                                             and Co-Chief Executive Officer



       Ruth M. Collier                       Senior Vice President                  None

       145 West 67th St. Ste. 12K

       New York, NY  10023



S      David Coolbaugh                       Assistant Vice President               None



       Thomas E. Cournoyer                   Vice President                         None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                  Senior Vice President                  None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                       Vice President                         None



       Daniel J. Delianedis                  Regional Vice President                None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella                    Vice President                         None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                       Senior Vice President                  None

       505 E. Main Street

       Jenks, OK 74037



       Kirk D. Dodge                         Senior Vice President                  None

       633 Menlo Avenue
       Suite 210

       Menlo Park, CA 94025



       Peter J. Doran                        Senior Vice President                  None

       1205 Franklin Avenue

       Garden City, NY  11530



L      Michael J. Downer                     Secretary                              None



       Robert W. Durbin                      Vice President                         None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                      Senior Vice President                  None



L      Paul H. Fieberg                       Senior Vice President                  None



       John Fodor                            Vice President                         None

       15 Latisquama Road

       Southborough, MA 01772



L      Mark P. Freeman, Jr.                  Director                               None



       Clyde E. Gardner                      Senior Vice President                  None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                   Vice President                         None



       Jeffrey J. Greiner                    Vice President                         None

       12210 Taylor Road

       Plain City, OH 43064



L      Paul G. Haaga, Jr.                    Director                               Senior Vice President



B      Mariellen Hamann                      Assistant Vice President               None



       David E. Harper                       Senior Vice President                  None

       R.D. 1, Box 210, Rte 519

       Frenchtown, NJ  08825



       Ronald R. Hulsey                      Vice President                         None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                       Regional Vice President                None

       1225 Vista Del Mar Drive

       Delray Beach, FL 33483



L      Robert L. Johansen                    Vice President                         None



       Michael J. Johnston                   Director                               None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111

B      Damien M. Jordan                      Vice President                         None

       V. John Kriss                         Senior Vice President                  None

       P. O. Box 274

       Surfside, CA 90743







       Arthur J. Levine                      Senior Vice President                  None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                         Assistant Vice President               None



       T. Blake Liberty                      Regional Vice President                None

       5506 East Mineral Lane

       Littleton, CO  80122



L      Lorin E. Liesy                        Assistant Vice President               None



L      Susan G. Lindgren                     Vice President - Institutional         None

                                             Investment Services



LW     Robert W. Lovelace                    Director                               None



       Steve A. Malbasa                      Vice President                         None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                      Senior Vice President                  None

       5241 South Race Street

       Littleton, CO 80121



L      J. Clifton Massar                     Director, Senior Vice President        None



L      E. Lee McClennahan                    Senior Vice President                  None



L      Jamie R. McCrary                      Assistant Vice President               None



S      John V. McLaughlin                    Senior Vice President                  None



       Terry W. McNabb                       Vice President                         None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                    Vice President - Institutional         None

                                             Investment Services



       David R. Murray                       Vice President                         None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                     Vice President                         None

       P. O. Box 470528

       Charlotte, NC 28247-0528





       William E. Noe                        Regional Vice President                None

       304 River Oaks Road

       Brentwood, TN 37027



       Peter A. Nyhus                        Vice President                         None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



       Eric P. Olson                         Vice President                         None

       62 Park Drive

       Glenview, IL 60025



       Fredric Phillips                      Vice President                         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02194



B      Candance D. Pilgrim                   Assistant Vice President               None



       Carl S. Platou                        Vice President                         None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



L      John O. Post, Jr.                     Vice President                         None



S      Richard P. Prior                      Assistant Vice President               None



       Steven J. Reitman                     Senior Vice President                  None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                      Vice President                         None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                        Senior Vice President                  None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth                         Vice President                         None



L      James F. Rothenberg                   Director                               Chairman of the Board



       Douglas F. Rowe                       Vice President                         None

       30008 Oakland Hills Drive

       Georgetown, TX 78628



       Christopher Rowey                     Regional Vice President                None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist                      Senior Vice President                  None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30005



       Richard R. Samson                     Senior Vice President                  None

       4604 Glencoe Avenue, Ste. 4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                   Vice President                         None

       31465 St. Andrews

       Westlake, OH 44145



L      R. Michael Shanahan                   Director                               None



       David W. Short                        Director, Chairman of the              None

       1000 RIDC Plaza, Suite 212            Board and Co-Chief

       Pittsburgh, PA  15238                 Executive Officer



       William P. Simon, Jr.                 Senior Vice President                  None

       912 Castlehill Lane

       Devon, PA  19333



L      John C. Smith                         Vice President - Institutional         None
                                             Investment Services



       Rodney G. Smith                       Vice President                         None

       100 N. Central Expressway, Suite 1214

       Richardson, TX  75080



       Nicholas D. Spadaccini                Regional Vice President                None

       855 Markley Woods Way

       Cincinnati, OH 45230



L      Kristen J. Spazafumo                  Assistant Vice President               None



       Daniel S. Spradling                   Senior Vice President                  None

       181 Second Avenue, Suite 228

       San Mateo, CA  94401



B      Max D. Stites                         Vice President                         None



       Thomas A. Stout                       Regional Vice President                None

       3919 Whooping Crane Circle

       Virginia Beach, VA  23455



       Craig R. Strauser                     Vice President                         None

       3 Dover Way

       Lake Oswego, OR 97034



       Francis N. Strazzeri                  Vice President                         None

       31641 Saddletree Drive

       Westlake Village, CA 91361



L      Drew W. Taylor                        Assistant Vice President               None



S      James P. Toomey                       Vice President                         None



I      Christopher E. Trede                  Vice President                         None



       George F. Truesdail                   Vice President                         None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                  Vice President                         None

       60 Reedland Woods Way

       Tiburon, CA 94920



L      David M. Ward                         Vice President - Institutional         None
                                             Investment Services



       Thomas E. Warren                      Regional Vice President                None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                         Senior Vice President, Treasurer       None



       Gregory J. Weimer                     Vice President                         None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                      Director                               None



       N. Dexter Williams                    Senior Vice President                  None

       P.O. Box 2200
       Danville, CA 94526



       Timothy J. Wilson                     Regional Vice President                None
       113 Farmview Place

       Venetia, PA 15367



B      Laura L. Wimberly                     Vice President                         None



H      Marshall D. Wingo                     Director, Senior Vice President        None



L      Robert L. Winston                     Director, Senior Vice President        None





       Laurie B. Wood                        Regional Vice President                None

       3500 W. Camino de Urania

       Tucson, AZ 85741



       William R. Yost                       Regional Vice President                None

       9320 Overlook Trail

       Eden Prairie, MN 55347



       Janet M. Young                        Regional Vice President                None

       1616 Vermont

       Houston, TX 77006



       Scott D. Zambon                       Regional Vice President                None

       320 Robinson Drive

       Tustin Ranch, CA 92782


_______________________
L Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
SF  Business Address, P.O. 7650, San Francisco, CA 94120
B   Business Address, 135 South State College Blvd., Brea, CA 92821
S   Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

  (c)  None.

Item 28. Location of Accounts and Records.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821, and/or the offices of the Registrant, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105.

  Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

Item 29. Management Services.

  None.

Item 30. Undertakings.

  None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 30th day of December, 1998.

AMERICAN BALANCED FUND, INC.

By /s/ Patrick F. Quan
Patrick F. Quan, Secretary

ATTEST:
/s/ Jennifer L. Yardley
Jennifer L. Yardley

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on December 30, 1998 by the following persons in the capacities indicated.

         Signature                                            Title



(1)      Principal Executive Officer:



         /s/ Robert G. O'Donnell

         (Robert G. O'Donnell)                                President and Director



(2)      Principal Financial Officer and Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.

         (Anthony W. Hynes, Jr.)                              Treasurer



(3)      Directors:



         Robert A. Fox*                                       Director

         Roberta L. Hazard*                                   Director

         Leonade D. Jones*                                    Director

         John G. McDonald*                                    Director



         /s/ James W. Ratzlaff

         (James W. Ratzlaff)                                  Director

         Henry E. Riggs*                                      Director

         Walter P. Stern*                                     Chairman

         Patricia K. Woolf*                                   Director



*By      /s/ Patrick F. Quan

         Patrick F. Quan, Attorney-in-Fact
